Statements of Cash Flows - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Cash flows provided by operating activities:
Net loss	$ (32,009)	$ (37,564)	$ (78,912)	$ (54,213)
Adjustment to reconcile net loss from operations:
Warrant expense				6,569
Changes in Operating Assets and Liabilities
Accounts Receivable	(4,113)	4,000	17,989	72,722
Inventory	4,634	(7,806)	(5,480)	13,666
Accounts payable	4,044	17,111	(1,958)
Royalty payable	1,071	1,496	2,413	26
Depreciation	14,375	9,445	24,670	16,041
Due to related parties				(15,000)
Net cash provided (used) by operating activities	(11,998)	(13,316)	(41,278)	39,811
Cash flows from investing activities:
Purchases of property and equipment		(83,169)	(63,169)
Net cash used by investing activities		(83,169)	(63,169)
Cash flows from financing activities
Issuance of Capital Stock for cash				79,000
Net cash provided by financing activities				79,000
Net increase (decrease) in cash	(11,998)	(96,485)	(104,447)	118,811
Cash, beginning of period	51,965	156,412	156,412	37,601
Cash end of period	$ 39,967	$ 59,927	$ 51,965	$ 156,412